Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net (loss) income	$ (8,731,241)	$ 849,327
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	169,951	223,891
Provision for credit losses	30,265	26,263
Deferred tax benefit	(191,703)	(3,939)
Amortization of operating lease right-of-use assets	73,034	55,659
Share-based compensation	8,800,000
Changes in operating assets and liabilities:
Accounts receivable	(1,375,962)	(1,365,703)
Accounts receivable - related party	(938,394)
Notes receivable	249,223	(3,881)
Inventories	211,917	(277,321)
Prepayments and other assets	(98,286)	(19,867)
Advance to vendors	(195,164)	(687,971)
Advance to vendors – related party		(69,300)
Due from related parties		(578,513)
Accounts payable	467,452	48,242
Accrued expenses and other liabilities	645,080	159,134
Advance from customers	591,122	1,710,559
Taxes payable	(157,026)	291,930
Operating leases liabilities	(73,671)	(55,428)
Net cash (used in) provided by operating activities	(523,403)	303,082
Cash flows from investing activities:
Additions to property, plant, and equipment	(93,665)	(1,556,739)
Additions to intangible assets	(5,236)
Net cash used in investing activities	(98,901)	(1,556,739)
Cash flows from financing activities:
Repayments to related parties		(868,438)
Advances from related parties	261,158
Loan from third-party	500,000
(Repayments of) proceeds from bank acceptance notes payable, net	(550,559)	427,044
Proceeds from short-term bank loans	5,403,440	4,487,582
Repayment of short-term bank loans	(7,995,277)	(1,663,202)
Proceeds from long-term bank loans	2,412,000	693,001
Repayment of long-term bank loans	(74,088)
Payment of offering costs		(89,667)
Net cash (used in) provided by financing activities	(43,326)	2,986,320
Effect of exchange rate changes on cash and restricted cash	378,523	(265,228)
Net (decrease) increase in cash and restricted cash	(287,107)	1,467,435
Cash and restricted cash at the beginning of period	3,323,126	2,846,659
Cash and restricted cash at the end of period	3,036,019	4,314,094
Reconciliation of cash and restricted cash, end of period
Cash	2,978,868	4,120,178
Restricted cash	57,151	193,916
Cash and restricted cash at the end of period	3,036,019	4,314,094
Supplemental cash flow disclosures:
Cash paid for income tax	1,795	97,101
Cash paid for interest	40,657	36,403
Non-cash investing activities:
Right-of-use assets obtained in exchange for operating lease obligations	$ 54,345	$ 15,287